Long-Term Debt and Other Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2023	December 31, 2022
Long-term debt and other financial liabilities	64,713	43,200
Less: Deferred financing costs	(766)	(594)
Total	63,947	42,606
Less - current portion	(42,568)	(7,473)
Long-term portion	21,379	35,133

Annual Principal Payments
The annual principal payments required to be made after June 30, 2023 for all long-term debt and other financial liabilities, are as follows:

Twelve month periods ending June 30,	Amount
2024	43,040
2025	2,340
2026	2,340
2027	2,340
Thereafter	14,653
Total	64,713